THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO JULY 31, 2020 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 98.4%

	Shares	Value
Brazil — 3.7%
BR Malls Participacoes	377,114	$720,750
BRF*	151,500	603,206
Cia de Saneamento de Minas Gerais*	33,300	348,669
Cia de Saneamento do Parana*	397,200	2,323,862
EDP - Energias do Brasil	2,093,847	7,413,588
FII BTG Pactual Corporate Office Fund‡	4,317	75,382
IRB Brasil Resseguros S	54,338	83,540
JBS	1,831,876	7,609,772
Minerva*	868,100	2,263,212
Nova Embrapar Participacoes* (A) (B)	854	—
Porto Seguro	345,400	3,570,832
Seara Alimentos* (A) (B)	911	—
Sul America	638,288	6,225,588
TOTVS	639,294	3,165,495
Transmissora Alianca de Energia Eletrica	650,249	3,618,623

		38,022,519

Chile — 1.4%
Enel Americas ADR	1,850,041	14,004,810

China — 43.0%
Agile Group Holdings	2,496,592	3,166,523
Agricultural Bank of China, Cl H	17,084,000	6,061,830
Alibaba Group Holding ADR*	210,408	52,816,616
Anhui Conch Cement, Cl H	146,500	1,106,741
Anhui Hengyuan Coal Industry and Electricity Power, Cl A	185,200	137,981
Autohome ADR	43,187	3,785,341
Baidu ADR*	107,816	12,873,230
Bank of China, Cl H	52,052,000	17,461,930
Baoshan Iron & Steel, Cl A	2,106,500	1,484,917
China Communications Services, Cl H	3,116,900	2,018,869
China Construction Bank, Cl H	37,544,000	27,515,054
China Merchants Bank, Cl A	2,738,325	13,653,372
China Mobile	1,916,000	13,127,182
China National Chemical Engineering, Cl A	6,831,996	5,638,269
China Sports International* (A) (B)	670,000	—
China Telecom, Cl H	37,065,035	11,047,344
China United Network Communications, Cl A	20,884,430	15,200,646
China Yuchai International	3,129	41,365
Chinese Universe Publishing and Media Group, Cl A	599,411	1,088,121
CNOOC	9,368,221	9,911,798
Country Garden Holdings	7,778,407	9,986,084
Daqin Railway, Cl A	614,100	571,031
Dashang, Cl A	98,702	367,967
G-bits Network Technology Xiamen, Cl A	17,900	1,590,085
Gemdale Properties & Investment	1,694,000	299,444
Greenland Holdings, Cl A	11,851,123	13,872,580
Greenland Hong Kong Holdings	698,000	225,153
Hangzhou Binjiang Real Estate Group, Cl A	1,866,600	1,259,644

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO JULY 31, 2020 (Unaudited)

COMMON STOCK — continued

	Shares	Value
China — (continued)
Hubei Jumpcan Pharmaceutical, Cl A	230,000	$834,387
Hunan Valin Steel, Cl A	3,201,642	2,055,069
Industrial & Commercial Bank of China, Cl H	38,201,000	22,574,685
JD.com ADR*	345,506	22,039,828
Jiangsu Guotai International Group, Cl A	913,489	874,290
Joincare Pharmaceutical Group Industry, Cl A	842,601	2,398,808
Liuzhou Iron & Steel, Cl A	418,300	299,064
Logan Property Holdings	877,000	1,518,566
Longfor Group Holdings	2,094,000	10,348,012
Lonking Holdings	206,000	67,778
Momo ADR*	76,651	1,415,744
NetEase ADR	46,605	21,364,664
NVC International Holdings*	1,000	16
Poly Property Group	1,107,666	348,723
Powerlong Real Estate Holdings	260,000	158,678
RiseSun Real Estate Development, Cl A	243,698	287,012
Sany Heavy Industry, Cl A	3,287,910	9,944,520
Seazen Holdings, Cl A	767,300	3,741,130
Shanghai Construction Group, Cl A	1,771,530	791,915
Shanghai Shimao, Cl A	1,267,356	791,700
Shimao Property Holdings	484,879	2,055,182
Shui On Land	1,245,500	184,809
Sinotruk Hong Kong	3,437,148	10,710,182
Sohu.com ADR*	3,922	90,088
TCL Electronics Holdings	131,000	77,583
Tencent Holdings	801,000	55,189,347
Tian Di Science & Technology, Cl A	1,388,400	614,680
Tianneng Power International	55,612	129,158
Tingyi Cayman Islands Holding	632,000	1,177,513
Vipshop Holdings ADR*	682,203	15,533,762
Weichai Power, Cl H	4,519,000	9,749,001
Weiqiao Textile, Cl H	891,000	193,138
Wuhu Sanqi Interactive Entertainment Network Technology Group, Cl A	1,124,435	7,346,406
Xinyu Iron & Steel, Cl A	2,947,900	1,866,856
Yuexiu Property	789,882	144,721
Zhejiang Jingxin Pharmaceutical, Cl A	770,474	1,655,865
Zhengzhou Yutong Bus, Cl A	1,271,401	2,481,049

		437,363,046

Colombia — 0.4%
Ecopetrol ADR	339,487	3,951,629

Czech Republic — 0.0%
Komercni banka as*	3,894	90,007
Philip Morris CR	56	33,428

		123,435

Greece — 0.8%
Athens Water Supply & Sewage	18,802	145,955
Eurobank Ergasias Services and Holdings*	1,063,312	445,651

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO JULY 31, 2020 (Unaudited)

COMMON STOCK — continued

	Shares	Value
Greece — (continued)
Hellenic Petroleum	17,781	$109,334
Hellenic Telecommunications Organization	445,876	6,565,264
JUMBO*	7,345	143,711
Motor Oil Hellas Corinth Refineries	22,588	304,391
Piraeus Bank *	619,531	844,354

		8,558,660

Hong Kong — 2.2%
Asia Cement China Holdings	1,528,561	1,729,672
China Aoyuan Group	142,885	179,936
China BlueChemical	360,000	52,953
China Foods	155	55
China National Building Material, Cl H	3,209,215	4,977,196
China Overseas Grand Oceans Group	1,494,352	902,361
China Unicom Hong Kong	588,000	327,750
Chinasoft International	38,000	28,977
CITIC	150,000	140,704
Country Garden Services Holdings	142,000	856,547
FriendTimes	162,000	57,900
Hengan International Group	412,500	3,462,205
HKC Holdings	39,000	22,795
Hopson Development Holdings	160,000	209,747
IGG	864,599	846,716
Lenovo Group	4,270,000	2,572,920
Li Ning	1,663,500	5,355,189
Maoye International Holdings	286,000	14,023
PAX Global Technology	141,000	66,040
Sinopec Engineering Group, Cl H	467,000	206,677
Uni-President China Holdings	423,000	458,460
West China Cement	608,157	129,474

		22,598,297

Hungary — 1.3%
MOL Hungarian Oil & Gas*	11,423	67,085
OTP Bank Nyrt*	352,863	12,540,011
Richter Gedeon Nyrt	31,038	719,249

		13,326,345

India — 3.7%
Alembic Pharmaceuticals	9,904	130,405
Alkem Laboratories	25,287	899,803
Arvind*	177,608	68,135
Aurobindo Pharma	489,485	5,722,354
Cadila Healthcare	80,042	415,550
Dr Reddy’s Laboratories	83,750	5,061,159
FDC	54,160	216,568
Glenmark Pharmaceuticals	158,569	958,779
Gujarat State Petronet	44,359	121,404
HCL Technologies	969,754	9,141,127
HEG	2,761	27,061
Infosys	184,402	2,381,050
JB Chemicals & Pharmaceuticals	2,595	25,467

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO JULY 31, 2020 (Unaudited)

COMMON STOCK — continued

	Shares	Value
India — (continued)
Jindal Stainless*	37,281	$17,666
Lupin	86,152	1,066,989
NIIT	72,717	94,040
Nucleus Software Exports	12,776	51,087
Oracle Financial Services Software	6,129	240,687
Power Finance	238,082	257,296
Redington India	148,425	179,548
Sanofi India	1,465	152,110
Sun Pharmaceutical Industries	145,446	1,033,699
Tata Consultancy Services	284,774	8,684,156
Welspun	44,574	52,312
Wipro	258,131	969,382
WNS Holdings ADR*	974	62,297
WPIL*	277	1,555

		38,031,686

Indonesia — 0.3%
Adaro Energy	8,303,900	614,327
Bank Negara Indonesia Persero	3,673,191	1,151,684
Gudang Garam*	44,891	153,592
Indofood CBP Sukses Makmur	45,700	28,793
Kalbe Farma	1,533,800	164,184
Panin Financial*	3,574,700	45,526
Perusahaan Gas Negara	4,955,200	427,384

		2,585,490

Luxembourg — 0.0%
Ternium ADR *	2,607	37,567

Malaysia — 0.1%
AFFIN Bank	47,600	18,174
AMMB Holdings	274,300	188,363
Frontken	247,800	204,049
Greatech Technology*	196,700	255,441
Hartalega Holdings	98,700	474,920
KSL Holdings*	537,800	71,590
Lingkaran Trans Kota Holdings	61,400	58,399
Malaysian Pacific Industries	12,569	39,130
MMC	800	134
Petron Malaysia Refining & Marketing	13,347	11,799

		1,321,999

Mexico — 0.6%
Bio Pappel*	13,442	9,664
Concentradora Fibra Danhos‡	214,610	207,522
Consorcio ARA*	62,788	7,589
Credito Real SOFOM ER*	47,840	27,386
Gentera*	462,389	162,060
Grupo Financiero Banorte, Cl O*	1,139,755	4,082,223
Grupo Financiero Inbursa, Cl O*	709,062	511,366
Kimberly-Clark de Mexico, Cl A	65,806	108,193
Macquarie Mexico Real Estate Management‡	67,318	77,587

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO JULY 31, 2020 (Unaudited)

COMMON STOCK — continued

	Shares	Value
Mexico — (continued)
Qualitas Controladora	156,116	$631,830

		5,825,420

Philippines — 0.0%
Alliance Global Group*	270,600	31,535
First Gen	224,100	123,219
LT Group	197,100	30,281
Megaworld*	2,273,500	139,930
SSI Group *	362,992	7,845

		332,810

Poland — 0.8%
Asseco Poland	33,275	568,599
Budimex	1,748	108,744
CD Projekt*	10,866	1,166,281
Enea*	223,628	425,719
Grupa Azoty*	25,325	192,709
KGHM Polska Miedz*	15,121	508,898
LiveChat Software	7,361	173,739
LPP*	436	803,236
PKP Cargo*	86	298
PlayWay	1,351	181,078
Polski Koncern Naftowy ORLEN	132,701	1,887,757
Powszechna Kasa Oszczednosci Bank Polski*	101,022	586,655
Powszechny Zaklad Ubezpieczen*	30,868	222,690
TEN Square Games	8,480	1,245,278

		8,071,681

Qatar — 0.0%
Al Khalij Commercial Bank PQSC	82,634	35,178
United Development QSC	575,807	184,862

		220,040

Russia — 2.2%
Globaltrans Investment GDR	77,786	466,716
LSR Group PJSC GDR	89,361	169,786
Magnitogorsk Iron & Steel Works PJSC GDR	66,892	469,582
MMC Norilsk Nickel PJSC ADR	317,531	8,341,539
Novolipetsk Steel PJSC GDR	84,019	1,641,731
QIWI ADR	79,067	1,526,784
Sberbank of Russia PJSC ADR*	648,938	7,732,096
Tatneft PJSC ADR*	35,127	1,567,367
VEON ADR	317,346	536,315

		22,451,916

Saudi Arabia — 0.0%
Astra Industrial Group*	20,464	112,487
Zamil Industrial Investment *	11,964	52,081

		164,568

South Africa — 3.9%
African Rainbow Minerals	62,940	714,833
Anglo American Platinum	41,176	3,141,408
AngloGold Ashanti ADR	45,466	1,463,551

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO JULY 31, 2020 (Unaudited)

COMMON STOCK — continued

	Shares	Value
South Africa — (continued)
Coronation Fund Managers	26,245	$60,339
FirstRand	3,260,707	7,405,083
Gold Fields ADR	320,951	4,201,249
Harmony Gold Mining ADR*	140,270	904,741
Kumba Iron Ore	299,268	9,629,098
Lewis Group	21,364	17,560
Liberty Holdings	54,465	219,055
MiX Telematics ADR	12,906	131,125
Momentum Metropolitan Holdings	3,272,219	3,166,216
Ninety One*	24,340	69,772
Old Mutual	556,180	373,199
Standard Bank Group	1,038,140	6,596,118
Telkom	725,399	1,228,537

		39,321,884

South Korea — 15.3%
Cheil Worldwide	27,706	446,496
CJ Corp	32,970	2,280,282
Daelim Industrial	5,756	404,379
Dongyang E&P	15,443	195,727
Hana Financial Group	610,460	15,115,469
Handsome	2,901	73,779
Hanwha	198,152	4,224,493
JB Financial Group	28,979	111,888
Kakao	5,582	1,609,381
KB Financial Group	11,515	340,695
Kia Motors	463,557	15,719,072
Korea Investment Holdings	2,592	105,951
KT	413,816	8,266,594
KT Hitel*	7,699	32,052
LG Display*	117,115	1,238,584
LG Electronics	230,997	13,707,813
LG Innotek	13,070	1,766,216
LG Uplus	442,182	4,249,609
NAVER	17,774	4,490,494
NCSoft	2,063	1,404,308
NHN*	26,216	1,813,160
NICE Information Service	9,779	166,212
Samsung Electronics	1,247,647	60,633,508
SK Hynix	199,580	13,870,425
SK Telecom	12,488	2,311,234
Youngone	17,015	344,899
Yuhan	7,673	369,030

		155,291,750

Taiwan — 14.0%
Asustek Computer	296,000	2,187,578
Aten International	30,000	85,818
Catcher Technology	239,000	1,762,242
Cathay Financial Holding	426,000	575,863
Chicony Electronics	194,000	575,487

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO JULY 31, 2020 (Unaudited)

COMMON STOCK — continued

	Shares	Value
Taiwan — (continued)
Chicony Power Technology	38,000	$88,078
China Life Insurance	397,000	275,106
Compal Electronics	1,119,000	712,398
Eastech Holding	3,000	2,401
Elan Microelectronics	96,000	514,499
Fubon Financial Holding	4,539,520	6,469,643
Gigabyte Technology	406,000	1,164,177
Hon Hai Precision Industry	7,558,648	20,228,985
International Games System	44,000	1,126,491
Inventec	1,677,000	1,431,156
Lite-On Technology	1,140,061	1,930,295
MediaTek	639,000	15,290,891
Mercuries Life Insurance*	257,000	83,080
Novatek Microelectronics	413,000	4,088,481
Pegatron	3,010,343	6,340,377
Quanta Computer	960,000	2,680,640
Radiant Opto-Electronics	534,000	2,278,585
Realtek Semiconductor	702,000	8,974,347
Simplo Technology	277,000	3,082,558
Sino-American Silicon Products	906,000	3,030,876
Sonix Technology	28,000	50,467
Star Comgistic Capital*	342,000	120,248
Synnex Technology International	169,000	252,683
Systex	32,000	88,481
Taiwan Semiconductor Manufacturing	1,607,000	23,341,531
TPK Holding*	39,000	69,095
United Microelectronics	27,146,000	20,710,819
Wistron	2,857,000	3,364,676
Yuanta Financial Holding	8,813,000	5,415,146
Zhen Ding Technology Holding	830,000	3,824,950

		142,218,148

Thailand — 0.5%
Bangkok Bank NVDR	807,400	2,576,327
Bangkok Life Assurance NVDR	62,500	32,470
Diamond Building Products NVDR	134,500	26,096
PTT Exploration & Production NVDR	577,999	1,686,776
Siam Commercial Bank NVDR	260,900	560,580

		4,882,249

Turkey — 3.9%
Akbank T.A.S.*	1,471,448	1,111,338
Anadolu Cam Sanayii	43,913	30,728
Arcelik*	97,985	326,006
BIM Birlesik Magazalar	48,377	495,852
Brisa Bridgestone Sabanci Sanayi ve Ticaret	96,276	157,545
Coca-Cola Icecek	72,927	467,888
Deva Holding	37,472	113,863
Dogan Sirketler Grubu Holding	1,639,109	496,766
Dogus Otomotiv Servis ve Ticaret*	174,138	428,029
Emlak Konut Gayrimenkul Yatirim Ortakligi‡	1,173,505	378,170

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO JULY 31, 2020 (Unaudited)

COMMON STOCK — continued

	Shares	Value
Turkey — (continued)
Eregli Demir ve Celik Fabrikalari	953,084	$1,045,994
Haci Omer Sabanci Holding	5,275,741	6,367,954
KOC Holding	995,379	2,313,130
Koza Altin Isletmeleri*	68,390	855,159
Logo Yazilim Sanayi Ve Ticaret*	32,903	427,283
Migros Ticaret*	204,829	1,318,796
Otokar Otomotiv Ve Savunma Sanayi A.S	6,265	151,197
Selcuk Ecza Deposu Ticaret ve Sanayi A.S.	252,441	308,150
Tofas Turk Otomobil Fabrikasi	174,725	639,060
Torunlar Gayrimenkul Yatirim Ortakligi‡ *	317,541	200,490
Trakya Cam Sanayii	538,872	293,972
Turk Sise ve Cam Fabrikalari	811,586	673,755
Turk Telekomunikasyon	911,326	948,446
Turk Traktor ve Ziraat Makineleri	13,431	208,488
Turkcell Iletisim Hizmet*	218,427	467,114
Turkiye Garanti Bankasi, Cl C*	9,537,434	9,578,643
Turkiye Is Bankasi, Cl C*	8,762,624	6,046,621
Turkiye Vakiflar Bankasi TAO, Cl D*	950,752	615,729
Ulker Biskuvi Sanayi*	193,670	723,434
Vestel Beyaz Esya Sanayi ve Ticaret	32,020	126,869
Vestel Elektronik Sanayi ve Ticaret*	161,111	407,019
Yapi ve Kredi Bankasi*	4,727,454	1,455,329

		39,178,817

United Arab Emirates — 0.2%
Abu Dhabi Islamic Bank PJSC	317,738	320,630
Aldar Properties PJSC	1,052,831	497,035
Emaar Properties PJSC *	1,675,757	1,173,921

		1,991,586

United States — 0.1%
DouYu International Holdings ADR*	43,691	588,081
Tsakos Energy Navigation	1,876	16,321

		604,402

TOTAL COMMON STOCK (Cost $852,294,708)
		1,000,480,754

PREFERRED STOCK(C) — 0.7%

Brazil — 0.7%
Banco do Estado do Rio Grande do Sul	7,929	21,796
Cia de Transmissao de Energia Eletrica Paulista	106,509	461,844
Cia Paranaense de Energia, Cl B*	55,300	708,457
Noxville Investimentos* (A)(B)	455	—
Petroleo Brasileiro*	589,500	2,516,637
Telefonica Brasil	325,827	3,312,892

		7,021,626

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO JULY 31, 2020 (Unaudited)

PREFERRED STOCK(C) — continued

	Shares	Value
South Korea — 0.0%
CJ	9,823	$471,609

TOTAL PREFERRED STOCK (Cost $6,438,568)		7,493,235

WARRANTS — 0.0%
	Number of Warrants

Thailand — 0.0%
Jasmine International, Expires 12/31/20 *	1	—

TOTAL WARRANTS
(Cost $—)		—

TOTAL INVESTMENTS— 99.1%

(Cost $858,733,276)		$1,007,973,989

Percentages are based on Net Assets of $1,016,533,334.

*   Non-income producing security.

‡   Real Estate Investment Trust.

(A)  Level 3 security in accordance with fair value hierarchy.

(B)  Security is fair valued using methods determined in good faith by the Fair Value

       Committee of the Board of Trustees. The total value of such securities as of July 31,

       2020, was $0 and represented 0.0% of net assets.

(C)  Currently, no stated interest rate.

ADR — American Depositary Receipt

Cl — Class

GDR — Global Depositary Receipt

NVDR — Non-Voting Depositary Receipt

PJSC — Public Joint Stock Company

QSC — Qatari Shareholding Company

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO JULY 31, 2020 (Unaudited)

The summary of input levels used to value the Portfolio’s net assets as of July 31, 2020 was as follows:
Investments in Securities	Level 1	Level 2	Level 3†		Total
Common Stock
Brazil	$38,022,519	$—	$	—^	$38,022,519
Chile	14,004,810	—		—	14,004,810
China	437,363,046	—		—^	437,363,046
Colombia	3,951,629	—		—	3,951,629
Czech Republic	123,435	—		—	123,435
Greece	8,558,660	—		—	8,558,660
Hong Kong	22,598,297	—		—	22,598,297
Hungary	13,326,345	—		—	13,326,345
India	38,031,686	—		—	38,031,686
Indonesia	—	2,585,490		—	2,585,490
Luxembourg	37,567	—		—	37,567
Malaysia	39,130	1,282,869		—	1,321,999
Mexico	5,825,420	—		—	5,825,420
Philippines	—	332,810		—	332,810
Poland	8,071,681	—		—	8,071,681
Qatar	35,178	184,862		—	220,040
Russia	22,451,916	—		—	22,451,916
Saudi Arabia	—	164,568		—	164,568
South Africa	39,321,884	—		—	39,321,884
South Korea	155,291,750	—		—	155,291,750
Taiwan	142,218,148	—		—	142,218,148
Thailand	4,882,249	—		—	4,882,249
Turkey	—	39,178,817		—	39,178,817
United Arab Emirates	—	1,991,586		—	1,991,586
United States	604,402	—		—	604,402

Total Common Stock	954,759,752	45,721,002		—^	1,000,480,754

Preferred Stock
Brazil	7,021,626	—		—^	7,021,626
South Korea	471,609	—		—	471,609

Total Preferred Stock	7,493,235	—		—^	7,493,235

Warrants	—^	—		—	—^

Total Investments in Securities	$962,252,987	$45,721,002	$	—^	$1,007,973,989

†   A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Portfolio has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

^  Includes securities in which the value is $0 or has been rounded to $0.

As of July 31, 2020, there were no transfers in or out of Level 3.

For information on the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent semi-annual or annual financial statements.

ACA-QH-003-2700